INCOME TAXES (Narrative Summary of Tax Rates) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2011	Dec. 31, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Tax Contingency [Line Items]
Provision for income tax			$ 6,479	¥ 41,969	¥ 7,987	¥ (76,294)
Guangyi Network [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			25.00%	25.00%
Shenzhen Yicai [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			25.00%	25.00%
Shenzhen Fenggu [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			25.00%	25.00%
Tongfu Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			25.00%	25.00%
Sumpay.cn [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			25.00%	25.00%
Hangzhou Laiqi [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			25.00%	25.00%
High-tech Enterprise [Member] | E-Sun Sky Network [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			15.00%	15.00%
High-tech Enterprise [Member] | Shangmeng Services [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			15.00%	15.00%
Transitional income tax rate period			3 years	3 years
Hong Kong [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			16.50%	16.50%
PRC [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			25.00%	25.00%
PRC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			15.00%	15.00%
PRC [Member] | Youlanguang Technology [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			25.00%	25.00%
PRC [Member] | E-Sun Network [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			25.00%	25.00%
PRC [Member] | E-Sun Sky Computer [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			12.50%	12.50%	12.50%	12.50%
PRC [Member] | Guangtiandi Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			12.50%	12.50%	0.00%	0.00%
PRC [Member] | 500Fu [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			25.00%	25.00%
PRC [Member] | Baifengrun Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			25.00%	25.00%
PRC [Member] | Lhasa Yicai [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			15.00%	15.00%
PRC [Member] | Key Software Enterprise [Member] | E-Sun Sky Network [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income					10.00%	10.00%
PRC [Member] | High-tech Enterprise [Member] | E-Sun Sky Network [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	15.00%		15.00%	15.00%	15.00%	15.00%
PRC [Member] | High-tech Enterprise [Member] | E-Sun Sky Network [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Forecast [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income		15.00%
United States of America [Member] | 500.com USA [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Provision for income tax
Assessable income